Approval of Consoldated Financial Statement	12 Months Ended
Dec. 31, 2019
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Approval of Consoldated Financial Statement
34.	APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS
The consolidated financial statements were approved by the board of directors and authorized for issue on June 11 , 2020.